ALPS SERIES TRUST

Brigade High Income Fund

(the “Fund”)

Supplement dated August 21, 2023 to the

Prospectus

dated March 8, 2023

Effective immediately, the following changes are being made with respect to the Fund:

The first sentence under the section entitled “PRINCIPAL INVESTEMENT STRATEGIES OF THE FUND” in the SUMMARY SECTION of the Fund’s Prospectus is hereby deleted and replaced with the following:

“The Fund will seek to outperform its primary and secondary benchmarks, before expenses, the ICE BofA U.S. High Yield Constrained Index (primary benchmark) and a blend of 60% ICE BofA U.S High Yield Constrained Index/40% Credit Suisse Leveraged Loans Index (secondary benchmark), while providing a similar level of volatility over the entire market cycle.”

The first sentence under the section entitled “What are the Fund’s Principal Investment Strategies?” in the INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY section of the Fund’s Prospectus is hereby deleted and replaced with the following:

“The Fund will seek to outperform its primary and secondary benchmarks, before expenses, the ICE BofA U.S. High Yield Constrained Index (primary benchmark) and a blend of 60% ICE BofA U.S High Yield Constrained Index/40% Credit Suisse Leveraged Loans Index (secondary benchmark), while providing a similar level of volatility over the entire market cycle.”

The second sentence under the section entitled “PURCHASE AND SALE OF FUND SHARES” in the SUMMARY SECTION of the Fund’s Prospectus is hereby deleted and replaced with the following:

“The minimum initial investment in Founders Class shares is $25,000,000, and the minimum subsequent investment is $25,000,000.”

The second sentence under the section entitled “Investment Minimums” in the BUYING AND REDEEMING SHARES section of the Fund’s Prospectus is hereby deleted and replaced with the following:

“The minimum initial investment in Founders Class shares is $25,000,000, and the minimum subsequent investment is $25,000,000.”

[PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.]